ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 314,193,836	$ 294,696,465
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,986,281	1,033,592
Recurring fair value measurement [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,951,439	1,011,934
Recurring fair value measurement [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	991,647	672,690
Recurring fair value measurement [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	38,858	15,978
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	832,470	221,822
Recurring fair value measurement [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	36,441	52,455
Recurring fair value measurement [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52,023	48,989
Recurring fair value measurement [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	34,842	21,658
Recurring fair value measurement [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,741	5,250
Recurring fair value measurement [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	25,101	16,408
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	35,179	2,469
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	35,179	2,469
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	35,179	2,469
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,951,102	1,031,123
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,916,260	1,009,465
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	991,647	672,690
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	38,858	15,978
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	797,291	219,353
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	36,441	52,455
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52,023	48,989
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	34,842	21,658
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,741	5,250
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 25,101	$ 16,408